(29) SEGMENT INFORMATION (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfSegmentInformationLineItems [Line Items]
Net operating revenue	R$ 28,136,627	R$ 26,744,905	R$ 19,112,089
Intersegment revenues	0	0	0
Cost of electric energy	(17,838,165)	(16,901,518)	(11,200,242)
Operating costs and expenses	(4,995,931)	(5,292,502)	(4,098,073)
Depreciation and amortization	(1,594,064)	(1,529,052)	(1,291,166)
Income from electric energy service	3,708,467	3,021,834	2,522,608
Equity	334,198	312,390	311,414
Finance income	762,413	880,314	1,200,503
Finance expenses	(1,865,100)	(2,367,868)	(2,653,977)
Profit (loss) before taxes	2,939,977	1,846,670	1,380,547
Income tax and social contribution	(773,982)	(603,629)	(501,490)
Profit for the year	2,165,995	1,243,042	879,057
Purchases of PP&E and intangible assets	2,062,422	2,570,433	2,237,949
Distribution [Member]
DisclosureOfSegmentInformationLineItems [Line Items]
Net operating revenue	22,457,079	21,068,435	15,017,166
Intersegment revenues	10,238	8,182	22,526
Cost of electric energy	(15,022,304)	(14,146,739)	(9,747,720)
Operating costs and expenses	(4,440,783)	(4,695,445)	(3,447,081)
Depreciation and amortization	(766,796)	(703,601)	(591,334)
Income from electric energy service	2,237,434	1,530,833	1,253,557
Equity	0	0	0
Finance income	574,685	597,203	781,365
Finance expenses	(884,583)	(1,163,689)	(1,331,973)
Profit (loss) before taxes	1,927,537	964,347	702,950
Income tax and social contribution	(495,120)	(299,510)	(295,748)
Profit for the year	1,432,416	664,837	407,202
Purchases of PP&E and intangible assets	1,769,569	1,882,502	1,200,621
Generation (conventional source) [Member]
DisclosureOfSegmentInformationLineItems [Line Items]
Net operating revenue	661,831	741,842	593,775
Intersegment revenues	482,548	448,427	409,338
Cost of electric energy	(102,421)	(147,380)	(98,521)
Operating costs and expenses	(104,606)	(156,345)	(106,364)
Depreciation and amortization	(116,372)	(120,554)	(126,596)
Income from electric energy service	820,979	765,990	671,631
Equity	334,198	312,390	311,414
Finance income	75,844	108,433	182,574
Finance expenses	(324,121)	(437,009)	(562,196)
Profit (loss) before taxes	906,899	749,805	603,424
Income tax and social contribution	(137,089)	(95,688)	(98,530)
Profit for the year	769,810	654,117	504,894
Purchases of PP&E and intangible assets	11,517	8,973	7,564
Generation (renewable source) [Member]
DisclosureOfSegmentInformationLineItems [Line Items]
Net operating revenue	1,468,254	1,489,932	1,334,571
Intersegment revenues	468,065	469,152	338,357
Cost of electric energy	(320,346)	(348,029)	(272,125)
Operating costs and expenses	(407,211)	(389,443)	(407,673)
Depreciation and amortization	(623,106)	(617,017)	(553,169)
Income from electric energy service	585,655	604,596	439,961
Equity	0	0	0
Finance income	131,694	137,765	132,653
Finance expenses	(635,820)	(648,571)	(667,344)
Profit (loss) before taxes	81,530	93,789	(94,730)
Income tax and social contribution	37,276	(74,125)	(46,311)
Profit for the year	118,805	19,665	(141,041)
Purchases of PP&E and intangible assets	225,202	621,046	978,896
Commercialization [Member]
DisclosureOfSegmentInformationLineItems [Line Items]
Net operating revenue	3,491,300	3,402,804	2,024,350
Intersegment revenues	5,152	11,297	62,757
Cost of electric energy	(3,352,745)	(3,196,028)	(1,876,952)
Operating costs and expenses	(47,287)	(47,296)	(47,548)
Depreciation and amortization	(2,346)	(3,054)	(3,779)
Income from electric energy service	94,074	167,724	158,829
Equity	0	0	0
Finance income	46,102	25,895	31,513
Finance expenses	(59,128)	(58,801)	(24,761)
Profit (loss) before taxes	81,049	134,818	165,581
Income tax and social contribution	(27,945)	(44,527)	(53,225)
Profit for the year	53,104	90,290	112,357
Purchases of PP&E and intangible assets	2,926	2,927	3,713
Services [Member]
DisclosureOfSegmentInformationLineItems [Line Items]
Net operating revenue	58,163	40,611	81,595
Intersegment revenues	474,646	444,935	318,770
Cost of electric energy	0	0	0
Operating costs and expenses	(437,709)	(398,188)	(322,131)
Depreciation and amortization	(22,521)	(19,760)	(12,870)
Income from electric energy service	72,579	67,598	65,363
Equity	0	0	0
Finance income	5,782	11,349	10,742
Finance expenses	(5,908)	(7,101)	(5,272)
Profit (loss) before taxes	72,453	71,846	70,832
Income tax and social contribution	(29,529)	(16,994)	(17,019)
Profit for the year	42,924	54,852	53,813
Purchases of PP&E and intangible assets	52,855	54,149	42,954
Total [Member]
DisclosureOfSegmentInformationLineItems [Line Items]
Net operating revenue	28,136,627	26,743,625	19,051,456
Intersegment revenues	1,440,650	1,381,993	1,151,748
Cost of electric energy	(18,797,816)	(17,838,176)	(11,995,318)
Operating costs and expenses	(5,437,597)	(5,686,717)	(4,330,797)
Depreciation and amortization	(1,531,143)	(1,463,986)	(1,287,748)
Income from electric energy service	3,810,721	3,136,740	2,589,342
Equity	334,198	312,390	311,414
Finance income	834,107	880,644	1,138,848
Finance expenses	(1,909,559)	(2,315,170)	(2,591,546)
Profit (loss) before taxes	3,069,467	2,014,605	1,448,057
Income tax and social contribution	(652,408)	(530,845)	(510,833)
Profit for the year	2,417,060	1,483,761	937,225
Purchases of PP&E and intangible assets	2,062,069	2,569,598	2,233,748
Others [Member]
DisclosureOfSegmentInformationLineItems [Line Items]
Net operating revenue	0	1,281	60,633
Intersegment revenues	0	0	8,661
Cost of electric energy	0	0	0
Operating costs and expenses	(39,333)	(51,121)	(132,611)
Depreciation and amortization	(62,922)	(65,066)	(3,417)
Income from electric energy service	(102,255)	(114,906)	(66,734)
Equity	0	0	0
Finance income	(22,092)	20,505	61,655
Finance expenses	(5,143)	(73,532)	(62,432)
Profit (loss) before taxes	(129,490)	(167,933)	(67,510)
Income tax and social contribution	(121,575)	(72,784)	9,343
Profit for the year	(251,065)	(240,717)	(58,167)
Purchases of PP&E and intangible assets	353	835	4,199
Elimination [Member]
DisclosureOfSegmentInformationLineItems [Line Items]
Net operating revenue	0	0	0
Intersegment revenues	(1,440,650)	(1,381,993)	(1,160,410)
Cost of electric energy	959,650	936,658	795,075
Operating costs and expenses	481,000	445,336	365,334
Depreciation and amortization	0	0	0
Income from electric energy service	0	0	0
Equity	0	0	0
Finance income	(49,602)	(20,835)	0
Finance expenses	49,602	20,835	0
Profit (loss) before taxes	0	0	0
Income tax and social contribution	0	0	0
Profit for the year	0	0	0
Purchases of PP&E and intangible assets	R$ 0	R$ 0	R$ 0